Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	June 30,	December 31,
($ millions)	2021	2020
Long-term debt	24,156	23,534
Credit facility borrowings	659	980
Total long-term debt	24,815	24,514
Less: Deferred financing costs and debt discounts	(150)	(147)
Less: Current installments of long-term debt	(723)	(1,254)
	23,942	23,113

Long-Term Debt Issuances		Interest
Year-to-Date June 30, 2021	Month	Rate				Use of
($ millions, except as noted)	Issued	(%)	Maturity	Amount		Proceeds
UNS Energy
Unsecured senior notes	May	3.25	2051	US	325	(1) (2)
Central Hudson
Unsecured senior notes	March	3.29	2051	US	75	(1) (2)
FortisBC Energy
Unsecured debentures	April	2.42	2031	150		(3)
Fortis
Unsecured senior notes	May	2.18	2028	500		(1) (2) (3)
(1)    Repay maturing long-term debt
(2)    General corporate purposes
(3)    Repay credit facility borrowings

Schedule of Credit Facilities

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2021	2020
Total credit facilities	3,556	1,380	4,936	5,581
Credit facilities utilized:
Short-term borrowings (1)	(269)	—	(269)	(132)
Long-term debt (including current portion) (2)	(591)	(68)	(659)	(980)
Letters of credit outstanding	(69)	(47)	(116)	(130)
Credit facilities unutilized	2,627	1,265	3,892	4,339
(1)    The weighted average interest rate was 0.3% (December 31, 2020 - 0.8%).
(2) The weighted average interest rate was 1.1% (December 31, 2020 - 0.9%). The current portion was $162 million (December 31, 2020 - $651 million).